SUPPLEMENT DATED OCTOBER 4, 2004
                                     TO THE
                          PROSPECTUS DATED MAY 1, 2004
                                       FOR
               PERSPECTIVE ADVISORS FIXED AND VARIABLE ANNUITY(R)
                                 ISSUED THROUGH
                            JNLNY SEPARATE ACCOUNT II

THIS SUPPLEMENT UPDATES THE PROSPECTUS. PLEASE READ AND KEEP IT TOGETHER WITH YOUR COPY OF THE PROSPECTUS FOR FUTURE REFERENCE.

Effective December 1, 2004, for wire transfers in connection with withdrawals, the charge is $20.

Effective October 4, 2004, with the JNL SERIES TRUST: (MORE INFORMATION ABOUT THESE CHANGES IS AVAILABLE IN THE PROSPECTUS (AND SUPPLEMENTS) OF THE JNL SERIES TRUST.)

     * These funds are now available, for which Jackson National Asset Management, LLC is the investment adviser, and Standard & Poor's Investment Advisory Service, Inc. is the sub-adviser:

          *    JNL/S&P MANAGED CONSERVATIVE FUND

          *    JNL/S&P MANAGED MODERATE FUND

     *    These funds have changed names and sub-advisers, as indicated:

          *    JNL/PPM AMERICA BALANCED FUND IS NOW THE JNL/SELECT BALANCED FUND
               - Wellington Management Company, LLP has become the sub-adviser (replacing PPM America, Inc.).

          * JNL/PPM AMERICA MONEY MARKET FUND IS NOW THE JNL/SELECT MONEY MARKET FUND - Wellington Management Company, LLP has become the sub-adviser (replacing PPM America, Inc.).

          * JNL/PPM AMERICA VALUE FUND IS NOW THE JNL/SELECT VALUE FUND -Wellington Management Company, LLP has become the sub-adviser (replacing PPM America, Inc.).

          * JNL/S&P CONSERVATIVE GROWTH FUND I IS NOW THE JNL/S&P MANAGED MODERATE GROWTH FUND

          *    JNL/S&P  MODERATE GROWTH FUND I IS NOW THE JNL/S&P MANAGED GROWTH
               FUND

          * JNL/S&P AGGRESSIVE GROWTH FUND I IS NOW THE JNL/S&P MANAGED AGGRESSIVE GROWTH FUND

     * These funds have merged, and have changed investment objectives, as indicated:

          * JNL/S&P EQUITY AGGRESSIVE GROWTH FUND I
          * JNL/S&P EQUITY GROWTH FUND I
          * JNL/S&P VERY AGGRESSIVE GROWTH FUND I
          * JNL/S&P CORE INDEX 50 FUND                     MERGED     THE JNL/S&P MANAGED AGGRESSIVE GROWTH FUND
          * JNL/S&P CORE INDEX 75 FUND                       INTO

          * JNL/PPM AMERICA HIGH YIELD BOND FUND MERGED INTO THE JNL/SALOMON BROTHERS HIGH YIELD BOND FUND - Salomon Brothers Asset Management Inc. has become the sub-adviser (replacing PPM America, Inc.).

          * JNL/SALOMON BROTHERS BALANCED FUND MERGED INTO THE JNL/SELECT BALANCED FUND - Wellington Management Company, LLP has become the sub-adviser (replacing Salomon Brothers Asset Management Inc.).

          * JNL/S&P CORE INDEX 100 FUND MERGED INTO THE JNL/S&P MANAGED GROWTH FUND

Effective October 4, 2004, with the JNL VARIABLE FUND LLC: (MORE INFORMATION ABOUT THESE CHANGES IS AVAILABLE IN THE PROSPECTUS (AND SUPPLEMENTS) OF THE JNL VARIABLE FUND LLC.)

     * These funds are now available, for which Jackson National Asset Management, LLC is the investment adviser, and the sub-adviser is Mellon Capital Management Corporation:

          *    JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND

          *    JNL/MELLON CAPITAL MANAGEMENT VIP FUND

Effective October 4, 2004, the FUND ANNUAL EXPENSES (as a percentage of the fund's average daily net assets) of the funds this supplement concerns are as indicated: (PLEASE DISREGARD THE EXPENSES FOR THE FUNDS THAT ARE NO LONGER AVAILABLE BECAUSE THEY HAVE MERGED INTO ANOTHER FUND; OTHERWISE, THERE ARE NO OTHER CHANGES TO THE TABLE.)

                                          MANAGEMENT
                                             AND           ESTIMATED      12B-1                   TOTAL FUND
                                        ADMINISTRATIVE   DISTRIBUTION    SERVICE      OTHER         ANNUAL
              FUND NAME                      FEE         (12B-1) FEES*    FEE**     EXPENSES+      EXPENSES
-------------------------------------- ----------------- -------------- ---------- ------------- --------------
JNL/Salomon Brothers High Yield Bond        0.60%             0%          0.20%         0%           0.80%
    Fund
JNL/Select Balanced Fund                    0.59%            0.01%        0.20%         0%           0.80%
JNL/S&P Managed Conservative Fund***        0.18%             0%            0%          0%           0.18%
JNL/S&P Managed Moderate Fund***            0.18%             0%            0%          0%           0.18%
JNL/Mellon Capital Management JNL 5
    Fund                                    0.52%             0%          0.20%        0.01%         0.73%
JNL/Mellon Capital Management VIP
    Fund                                    0.52%             0%          0.20%        0.05%         0.77%
-------------------------------------- ----------------- -------------- ---------- ------------- --------------

Effective October 4, 2004, the footnotes to the FUND ANNUAL EXPENSES TABLE are revised as indicated:

     *    Footnote + (to the "Other Expenses" column) now reads in its entirety:

          Other Expenses include the costs associated with license fees paid by certain Funds and the fees and expenses of the disinterested Managers, their independent legal counsel and for a majority of the estimated expenses associated with the Chief Compliance Officer.

     *    Within footnote *** (to each of the JNL/S&P funds):

          *    Please replace the first sentence of the second paragraph with:

               The total annual operating expenses for each JNL/S&P Fund (including both the annual operating expenses for the JNL/S&P Funds and the annual operating expenses for the underlying Funds) could range from 0.76% to 1.40% (this range reflects an investment in the Funds with the lowest and highest Total Fund Annual Expenses).

          *    Please  entirely   replace  the  fund  names  and   corresponding
               percentages of the table that reflects the funds' estimated total annual operating expenses with:

               JNL/S&P Managed Conservative Fund........................  1.022%
               JNL/S&P Managed Moderate Fund............................  1.065%
               JNL/S&P Managed Moderate Growth Fund.....................  1.067%
               JNL/S&P Managed Growth Fund .............................  1.091%
               JNL/S&P Managed Aggressive Growth Fund ..................  1.139%



(To be used with NV3784 Rev. 05/04)



                                                                    NV5878 10/04